Note 13 - Subsequent Events (Details Textual) $ in Thousands				1 Months Ended
	Sep. 08, 2021 USD ($) shares	Sep. 01, 2021 USD ($)	Jul. 28, 2021 USD ($)	Aug. 23, 2021 USD ($)	Jan. 06, 2021
Maximum [Member]
Percentage of Shipbuilding Cost Per Vessel Available to Be Financed by Related Party					10.00%
Subsequent Event [Member] | Major International Financier [Member] | Commitment Letter for a Senior Secured Loan Facility [Member]
Debt Instrument, Face Amount			$ 107,709
Debt Instrument, Face Amount, Amount Allocated to Each Vessel			53,854
Debt Instrument, Periodic Payment, Total			$ 673
Debt Instrument, Commencement of Payment, Number of Months After Delivery of Each Vessel (Month)			3 months
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 32,313
Subsequent Event [Member] | Major International Financier [Member] | Commitment Letter for a Senior Secured Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate			2.60%
Subsequent Event [Member] | Major International Financier [Member] | Letter of Credit [Member]
Debt Instrument, Number of Consecutive Quarterly Installments			32
Subsequent Event [Member] | M/T Nord Valiant [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total		$ 26,350		$ 26,350
Subsequent Event [Member] | Family Trading [Member] | Series E Preferred Stock [Member]
Stock Issued During Period, Shares, Acquisitions (in shares) | shares	2,188
Stock Issued During Period, Value, Acquisitions	$ 2,188
Subsequent Event [Member] | Maximum [Member]
Percentage of Shipbuilding Cost Per Vessel Available to Be Financed by Related Party	20.00%
Acquisition of VLCC Companies [Member] | Subsequent Event [Member]
Business Combination, Consideration Transferred, Total	$ 29,750
Business Acquisition, Percentage of Voting Interests Acquired	65.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, including Subsequent Acquisition, Percentage, Total	100.00%